Fair value measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
20.	Fair value measurements

Measured on recurring basis

The Group measured its financial assets including cash equivalents, term deposits and short-term investments at fair value on a recurring basis as of December 31, 2017 and 2018. The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2017	2018
		RMB	RMB

Cash equivalents	Significant other observable inputs (Level 2)	56,137	1,069,646
Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	3,437,707	4,587,610
Long-term investments:
- Equity investments with readily determinable fair value	Quoted prices in active markets for identical assets (Level 1)	—	910,650
- Non-marketable equity securities held by an investment company within the Group	Significant unobservable inputs (Level 3)	—	182,600

Cash equivalents

The Group measures cash equivalents at fair value based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally, there are no quoted prices in active markets for identical time deposits at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investments: Variable-rate financial instruments

The Group measures variable-rate financial instruments at fair value. As the variable-rate financial instruments represent investments in wealth management products with variable interest rates or principal non-guaranteed which were purchased from commercial banks and other financial institutions. To estimate the fair value of investments in variable-rate financial instruments, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques as Level 2 of fair value measurement.

Long-term investments

Effective as of January 1, 2018, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through earnings. There will no longer be an available-for-sale classification (changes in fair value previously reported in other comprehensive income) for equity securities.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The change in fair value of this type of investment for the year ended December 31, 2018 was RMB157.4 million, which was recorded in “investment income/(loss), net” in the Group’s consolidated statement of comprehensive income/(loss).

The Group estimated the fair value of non-marketable equity investments held by an investment company within the Group with the assistance from an independent valuation firm. Based on the Company’s best estimate, the Company uses market approach which is determined by using information including but not limited to the pricing of recent rounds of financing, liquidity factors and selection of the comparable companies. The Group classified the valuation techniques that use these significant unobservable inputs as Level 3 of fair value measurements. Gains from the fair value change for these investments for the year ended December 31, 2018 was
RMB18.1
million, which was recorded in “investment income/(loss), net” in the Group’s consolidated statement of comprehensive income/(loss).

The following are other financial instruments not measured at fair value in the consolidated balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Non-current assets and non-current liabilities

Non-current assets of receivables for rental deposits is a financial asset with carrying value that approximate fair value due to the impact of discounting is immaterial. Other liabilities, non-current portion is a financial liability with carrying value that approximate fair value due to the impact of discounting is immaterial.

Measured on non-recurring basis

 The Group’s financial assets that are measured at fair value on a nonrecurring basis include equity investments under measurement alternative when observable price changes are identified, long-term investments, intangible assets and goodwill when they were determined to be impaired.

Intangible assets and goodwill

The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs used such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment and company-specific information.